Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 93 .29%
ASSET-BACKED SECURITIES — 0 .84% **
AMMC CLO 18 Ltd.,
Series 2016-18A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.24% 05/26/31
1,2,3
$ 1,165,000 $ 1,164,383
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 07/15/31
1,2,3
500,000 497,111
CIFC Funding Ltd.,
Series 2022-2A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.72% 04/19/35
1,2,3
500,000 498,952
Golub Capital Partners CLO 69M,
Series 2023-69A, Class B1
(CME Term SOFR 3-Month plus 3.25%)
8.66% 11/09/36
1,3
500,000 502,800
Total Asset-Backed Securities
(Cost $2,621,916) 2,663,246
BANK LOANS — 90 .43% *
Automotive — 0 .77%
Clarios Global LP,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.75%)
9.11% 05/06/30
1,2
1,117,200 1,121,110
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.88% 03/30/27
1
1,339,394 1,331,023
2,452,133
Communications — 5 .15%
Altice Financing SA,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.56% 10/29/27
1
1,433,701 1,429,228
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 12/17/27
1
966,345 964,963
Ciena Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.36% 10/24/30
1
1,243,750 1,248,806
Consolidated Communications, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.61%)
8.97% 10/02/27
1
1,250,000 1,166,850
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.98% 04/15/27
1
1,675,025 1,589,884
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
5.07% 05/01/24
1
$ 497,361 $ 316,454
Term Loan, 1st Lien
(SOFR plus 8.50%)
13.95% 01/07/24
1
259,639 261,154
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.36% 12/31/25
1
253,759 245,512
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
1
725,114 722,394
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 10/17/25
1
972,674 925,558
(SOFR plus 4.00%)
9.35% 10/17/25
1
494,364 473,353
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
12.47% 10/19/26
1
440,000 354,200
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.14% 12/20/24
1
470,000 350,998
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.89% 08/16/28
1
1,492,500 1,345,116
Radiate Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.72% 09/25/26
1
247,475 199,333
Red Ventures LLC,
Term Loan B4, 1st Lien
(SOFR plus 3.00%)
8.36% 02/24/30
1
992,500 991,364
United Talent Agency LLC,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.65% 07/07/28
1
989,873 993,125
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.79% 03/31/31
1
1,200,000 1,197,750
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/09/27
1
1,385,276 1,194,330

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
(SOFR plus 4.33%)
9.68% 03/09/27
1
$ 491,250 $ 423,551
16,393,923
Consumer Discretionary — 5 .48%
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.76%)
9.11% 11/24/27
1
1,170,139 1,124,633
BRE/Everbright M6 Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.34% 09/09/26
1
1,000,000 1,000,415
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
1
1,973,014 1,568,546
Four Seasons Hotels Ltd.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.60%)
7.96% 11/30/29
1,2
646,363 649,675
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.50%)
6.93% 11/19/26
1
986,842 970,806
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.70% 01/24/29
1,2
492,500 477,558
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
2,100,000 1,710,187
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 07/31/28
1
1,871,671 1,875,433
(SOFR plus 4.25%)
9.60% 07/31/28
1
400,000 402,500
Pegasus Bidco BV,
Term Loan B2, 1st Lien
(SOFR plus 4.25%)
9.63% 07/12/29
1
1,364,055 1,366,824
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.95% 10/01/26
1
2,188,125 2,202,392
Tecta America Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.72% 04/10/28
1
861,857 865,360
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.23% 03/31/28
1
961,884 954,670
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Waystar Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.47% 10/22/26
1
$ 940,245 $ 944,946
Wyndham Hotels & Resorts, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.71% 05/24/30
1
1,334,535 1,339,626
17,453,571
Electric — 1 .51%
Calpine Construction Finance Co. LP,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.61% 07/31/30
1
648,375 649,266
Calpine Corp.,
Term Loan B5, 1st Lien
(SOFR plus 2.61%)
7.97% 12/16/27
1
714,286 716,546
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(SOFR plus 3.36%)
8.72% 04/06/26
1,2
428,979 384,741
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 12/13/25
1
734,433 722,712
Generation Bridge Northeast LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 08/07/29
1
525,327 528,064
Hamilton Projects Acquiror LLC,
Term Loan B, 1st Lien
(SOFR plus 4.61%)
9.97% 06/17/27
1
457,011 459,689
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 5.00%)
10.36% 08/06/29
1
705,951 699,481
Term Loan C, 1st Lien
(SOFR plus 5.00%)
10.36% 07/20/29
1
153,102 151,699
Talen Energy Supply, LLC,
Term Loan TLB, 1st Lien
(SOFR plus 4.50%)
9.87% 05/17/30
1
274,810 276,757
Term Loan TLC, 1st Lien
(SOFR plus 4.50%)
9.87% 05/17/30
1
223,810 225,395
4,814,350
Energy — 1 .54%
Apro LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 11/14/26
1
1,060,557 1,063,209

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Energy (continued)
Bip Pipeco Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.62% 12/05/30
1
$ 580,000 $ 579,275
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 2.11%)
7.47% 08/12/26
1
185,504 186,054
ChampionX Corp.,
Term Loan B2, 1st Lien
(SOFR plus 2.85%)
8.21% 06/07/29
1
498,750 501,324
ITT Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 10/05/30
1
1,313,780 1,319,804
Medallion Midland Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 10/18/28
1
731,707 735,497
Parkway Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
10.39% 02/16/29
1
473,349 456,359
Term Loan C, 1st Lien
(SOFR plus 5.01%)
10.39% 02/16/29
1
62,722 60,470
4,901,992
Entertainment — 2 .82%
Banijay Entertainment SAS,
Term Loan B, 1st Lien (France)
(SOFR plus 3.85%)
9.19% 03/01/28
1,2
1,465,154 1,472,114
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.19% 08/01/27
1
741,738 738,133
Formula One Management Ltd.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.60% 01/15/30
1,2
2,211,392 2,220,038
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 05/08/25
1
437,480 435,474
SMG US Midco 2, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.76%)
8.14% 01/23/25
1
977,106 979,671
WildBrain Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.72% 03/24/28
1
1,458,750 1,422,281
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.22% 05/16/25
1
$ 1,702,533 $ 1,709,190
8,976,901
Finance — 3 .24%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 3.75%)
9.60% - 9.62% 02/27/26
1,2
1,190,634 1,178,430
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.86% 06/22/28
1
1,000,000 1,003,415
Camelot Finance SA,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 10/30/26
1
763,929 765,934
Cushman & Wakefield U.S. Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.15% 01/31/30
1
423,295 420,914
DCG Acquisition Corp.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.96% 09/30/26
1
1,033,326 1,028,806
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 04/09/27
1
975,827 968,509
Term Loan B, 2nd Lien
(SOFR plus 7.01%)
8.65% 04/07/28
1
250,000 240,312
Finco I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.38% 06/27/29
1
517,400 520,204
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.60%)
7.95% 02/01/27
1
629,294 628,743
Guardian U.S. Holdco,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 01/31/30
1
497,500 499,572
Guggenheim Partners Investment Management Holdings
LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.60% 12/12/29
1
742,500 745,459
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.22% 01/26/28
1
1,198,785 1,205,283

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Nuvei Technologies Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.00%)
8.33% 12/19/30
1,2
$ 1,111,765 $ 1,112,982
10,318,563
Food — 3 .80%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
1
1,238,301 1,190,837
(SOFR plus 4.86%)
10.22% 10/01/25
1
488,750 471,644
Aramark Services, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.61%)
7.97% 04/06/28
1
1,000,000 1,002,340
B&G Foods, Inc.,
Term Loan B4, 1st Lien
(SOFR plus 2.50%)
7.86% 10/10/26
1
480,023 476,912
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.42% 10/25/27
1
718,252 720,406
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
9.47% 06/09/28
1
854,460 771,864
Froneri U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.71% 01/29/27
1
640,792 642,266
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
1
246,094 198,037
Matterhorn Merger Sub LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.26%)
9.65% 05/23/25
1
1,450,792 1,173,067
Shearer's Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 09/23/27
1
1,156,997 1,160,086
Sigma Bidco BV,
Term Loan B7, 1st Lien
(SOFR plus 3.00%)
4.91% 01/02/28
1
516,608 508,730
Simply Good Foods USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.60%)
7.96% 03/17/27
1
178,571 179,129
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Snacking Investments Bidco,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 12/18/26
1
$ 1,215,983 $ 1,217,758
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.14% 06/08/28
1
1,536,207 1,543,919
Utz Quality Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 3.26%)
7.92% 01/20/28
1
852,785 854,977
12,111,972
Gaming — 2 .68%
Bally's Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.93% 10/02/28
1
241,291 229,342
Caesars Entertainment, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.15% 02/06/30
1
446,625 448,405
Entain PLC,
Term Loan B2, 1st Lien
(SOFR plus 3.60%)
8.95% 10/31/29
1
396,002 397,240
Flutter Entertainment PLC,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 2.25%)
8.70% 07/22/28
1,2
413,012 414,962
(SOFR plus 2.35%)
7.70% 11/25/30
1,2
1,270,346 1,275,109
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 01/26/29
1
465,176 465,976
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(SOFR plus 2.60%)
7.95% 03/29/27
1
1,706,250 1,712,956
J&J Ventures Gaming LLC,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 3.25%)
9.70% 04/26/28
1
321,429 317,009
(SOFR plus 4.36%)
9.72% 04/26/28
1
178,571 176,116
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
9.60% 08/01/30
1,2
853,887 858,614
PCI Gaming Authority,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.97% 05/29/26
1
1,250,000 1,256,019

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
1
$ 985,000 $ 988,585
8,540,333
Health Care — 13 .69%
ADMI Corp.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.00%)
8.47% 04/30/25
1,2
447,638 447,602
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
11.11% 12/23/27
1
302,362 298,583
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.71% 11/08/27
1
135,740 136,212
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.71% 05/10/27
1,2
2,509,473 2,489,096
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.36% 09/14/28
1,2
498,750 499,373
Bella Holding Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
9.21% 05/10/28
1
478,776 476,554
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.15%)
9.53% 11/23/27
1
493,366 216,807
Carestream Dental, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.86% 09/01/24
1
1,564,013 1,304,653
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.47% 02/22/28
1
993,616 977,097
Term Loan B4, 1st Lien
(SOFR plus 3.00%)
8.36% 02/22/28
1
1,037,499 1,040,093
Certara Holdco, Inc.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.76%)
9.15% 08/15/26
1,2
1,950,000 1,954,875
Charlotte Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.25%)
10.61% 02/11/28
1
1,571,032 1,579,539
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.21% 08/28/26
1
1,643,527 1,483,801
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Curium Bidco SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.50%)
9.85% 07/31/29
1,2
$ 997,494 $ 998,122
CVET Midco 2 LP,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.35% 10/13/29
1
544,009 544,436
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.61%)
9.97% 02/04/27
1
1,231,974 1,232,263
Financiere Mendel,
Term Loan B, 1st Lien (France)
(SOFR plus 4.25%)
9.62% 11/12/30
1,2
530,121 531,695
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.10%)
7.45% 12/30/26
1
497,416 499,162
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.36% 04/28/28
1
979,271 978,968
ICON Luxembourg SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.86% 07/03/28
1,2
164,680 165,478
IQVIA, Inc.,
Term Loan B4, 1st Lien
(SOFR plus 2.00%)
7.35% 01/02/31
1
1,012,048 1,017,382
IVC Acquisition Ltd.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 5.50%)
10.87% 11/17/28
1,2
175,000 175,948
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 05/05/28
1
1,805,886 1,817,543
LSCS Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.61%)
9.97% 12/16/28
1
418,690 413,351
National Seating & Mobility,
Term Loan, 1st Lien
(SOFR plus 5.35%)
10.70% 11/16/26
1
1,434,741 1,395,286
NMN Holdings III Corp.,
Term Loan, 1st Lien
(SOFR plus 3.61%)
8.97% 11/13/25
1
1,385,644 1,368,323
Option Care Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.22% 10/27/28
1
1,960,000 1,970,202

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.75% 06/02/28
1
$ 1,301,675 $ 1,306,563
Pacific Dental Services, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 05/05/28
1
975,000 976,677
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 02/01/28
1
1,142,304 1,146,588
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
1
1,475,000 1,475,612
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
8.72% 11/15/28
1
1,961,288 1,975,262
Pluto Acquisition I, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.65% 06/22/26
1
1,228,725 966,601
PRA Health Sciences, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.51%)
7.86% 07/03/28
1
41,030 41,229
Premise Health Holding Corp.,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.90%)
8.91% 07/10/25
1,2
2,077,567 2,046,404
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.11%)
7.47% 07/03/28
1
835,227 840,372
Resonetics LLC,
Term Loan, 1st Lien
(SOFR plus 4.26%)
9.65% 04/28/28
1
1,711,850 1,715,419
RXB Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.61%)
9.97% 12/20/27
1
498,724 497,268
(SOFR plus 5.25%)
10.61% 12/20/27
1
702,839 700,203
Sharp Services LLC,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.45% 12/31/28
1
976,932 980,595
(SOFR plus 4.50%)
9.85% 12/31/28
1
250,000 250,313
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 09/28/30
1
1,514,644 1,500,550
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.83% 12/19/30
1
$ 500,000 $ 502,658
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
10.47% 06/20/28
1
183,851 140,187
Vizient, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.35%)
7.71% 05/16/29
1
496,222 498,127
43,573,072
Industrial REITs — 0 .15%
Avison Young Canada, Inc.,
Term Loan B, 1st Lien
(SOFR plus 6.61%)
11.97% 01/31/26
1
1,473,008 482,410
Industrials — 13 .01%
AI Alpine AT Bidco,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.58% 10/31/28
1
750,000 751,564
Alliance Laundry Systems, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.99% 10/08/27
1
1,387,309 1,393,954
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.60%)
8.95% 03/06/25
1,2
1,462,500 1,380,922
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.61% 10/16/28
1
646,727 580,034
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.91% - 9.33% 05/14/29
1
1,609,511 1,619,136
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
10.11% 12/11/28
1
1,033,846 1,037,919
Bleriot U.S. Bidco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.61% 10/30/28
1
966,622 971,711
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% - 7.67% 07/02/29
1
443,326 445,820
Compass Power Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.72% 04/14/29
1
791,566 796,316

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(SOFR plus 3.60%)
8.96% 08/08/25
1,2
$ 1,895,000 $ 1,903,291
Convergint Technologies,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 03/31/28
1
487,516 484,296
Dermatology Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.63% 03/30/29
1
1,275,315 1,237,056
DG Investment Intermediate Holdings 2, Inc.,
Term Loan, 2nd Lien
(SOFR plus 6.86%)
12.22% 03/30/29
1
250,000 226,666
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.13% 04/26/29
1
1,478,769 1,465,305
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.36% 07/12/28
1
489,785 490,552
EMRLD Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.36% 05/31/30
1
915,138 919,430
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 10/21/28
1
1,011,161 1,016,848
Gates Global LLC,
Term Loan B4, 1st Lien
(SOFR plus 3.50%)
8.93% 11/16/29
1
493,750 495,913
Gopher Resource LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.72% 03/06/25
1
994,619 853,298
Graham Packaging Co., Inc.,
Term Loan, 1st Lien
(SOFR plus 3.11%)
8.47% 08/04/27
1
500,000 501,297
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.26%)
9.65% 08/14/26
1,4,5
1,216,823 1,047,125
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.86% 04/15/28
1
1,222,462 1,019,533
Minimax Viking GmbH - MX Holdings U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.22% 07/31/28
1
473,232 475,155
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.61%)
8.97% 11/13/25
1
$ 297,369 $ 293,652
Osmose Utilities Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
7.88% 06/23/28
1
1,225,578 1,226,650
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
1
1,983,157 1,905,893
Peacock Merger Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.60% 12/29/28
1
480,101 447,296
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 08/03/26
1
485,000 472,470
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
8.97% 08/03/26
1,2
1,733,211 1,688,434
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(SOFR plus 5.00%)
10.39% 10/02/28
1
442,889 435,141
Term Loan A1, 1st Lien
(SOFR plus 4.60%)
9.99% 10/02/28
1
861,646 678,546
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.87% - 9.89% 09/15/28
1
1,820,418 1,826,107
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.47% 12/29/27
1
1,349,293 1,342,546
Rockwood Service Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.72% 01/23/27
1
178,122 178,901
SPX flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.60%)
9.41% - 9.58% 04/05/29
1
621,413 624,262
Standard Industries, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.72% 09/22/28
1
487,191 488,801
Titan Acquisition, Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/28/25
1
498,677 498,627

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.14% 05/30/24
1
$ 2,378,574 $ 1,769,065
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.60% 08/24/28
1
1,738,119 1,748,208
Vantage Elevator Solutions,
Term Loan, 1st Lien
(SOFR plus 4.01%)
9.39% 11/19/28
1
1,961,288 1,868,127
Verde Purchaser, LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.35% 11/17/30
1
450,000 437,908
Windsor Holdings III, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 08/01/30
1
660,507 666,286
Wrench Group LLC,
Term Loan, 1st Lien
(SOFR plus 4.26%)
9.61% 04/30/26
1
1,703,392 1,709,779
41,419,840
Information Technology — 14 .74%
Applovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.46% 08/14/30
1
1,582,433 1,585,622
AQA Acquisition Holding, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.89% 03/03/28
1
686,240 686,584
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 12/06/27
1
589,796 578,534
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
1
1,258,754 1,254,977
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 07/24/26
1
491,250 486,952
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.60% 12/29/28
1
1,000,000 1,008,625
Bracket Intermediate Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 5.10%)
10.45% 05/03/28
1
497,500 498,226
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 01/29/27
1
$ 1,494,825 $ 1,501,365
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.40% 01/29/27
1
968,750 684,872
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 07/06/29
1
1,637,625 1,648,794
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 12/16/25
1
1,596,499 1,541,172
Dodge Data & Analytics, LLC,
Term Loan, 1st Lien
(SOFR plus 4.90%)
10.25% 02/23/29
1
487,525 384,536
Dun & Bradstreet Corp. (The),
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 02/06/26
1
633,008 635,088
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
1
2,652,441 2,594,419
Electron Bidco, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.11%)
8.47% 11/01/28
1
982,500 986,184
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.86% 07/24/26
1
1,300,105 1,290,679
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.85% - 7.86% 07/06/29
1
817,777 821,865
Epicor Software Corp.,
Term Loan D, 1st Lien
(SOFR plus 3.75%)
9.11% 07/30/27
1
750,000 757,500
EQT Box Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.68% - 8.86% 04/17/28
1
1,474,311 1,475,085
Evertec Group LLC,
Term Loan B, 1st Lien (Puerto Rico)
(SOFR plus 3.50%)
8.86% 10/30/30
1,2
353,571 354,897
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.45% 10/01/27
1
1,458,647 1,422,180

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Go Daddy Operating Co., LLC,
Term Loan B5, 1st Lien
(SOFR plus 2.50%)
7.86% 11/09/29
1
$ 1,096,370 $ 1,101,364
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.70% 07/18/30
1
1,160,000 1,160,847
Idemia America Corp.,
Term Loan B4, 1st Lien
(SOFR plus 4.75%)
10.10% 09/22/28
1
282,365 283,513
Instructure Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.22% 10/30/28
1
250,000 251,563
Logmein, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.90%)
10.28% 08/31/27
1
453,285 302,083
Magenta Buyer LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.64% 07/27/28
1
967,595 692,435
Term Loan, 2nd Lien
(SOFR plus 8.51%)
13.89% 07/27/29
1
446,493 178,597
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.47% - 10.65% 04/28/28
1
922,902 927,328
Match Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.90%)
7.27% 02/13/27
1
1,000,000 1,002,500
MeridianLink, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.35% 11/10/28
1
486,319 487,352
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
1
798,412 786,436
Mitchell International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.40% 10/15/28
1
1,157,534 1,158,703
Monotype Imaging Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.45% 10/09/26
1
1,590,931 1,600,206
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.85%)
8.21% 01/31/30
1,2
1,212,567 1,216,817
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 3.36%)
8.72% 09/22/28
1
$ 1,211,326 $ 1,216,075
Peraton Corp.,
Term Loan, 2nd Lien
(SOFR plus 7.85%)
13.22% 02/01/29
1
248,837 248,176
Playtika Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.22% 03/13/28
1
1,481,089 1,482,252
Project Boost Purchaser, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 06/01/26
1
1,469,309 1,472,395
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.36%)
8.72% 08/31/28
1,2
928,018 929,596
Quartz AcquireCo LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.86% 06/28/30
1
408,975 410,764
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 04/24/28
1
1,210,042 1,203,314
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
10.11% 04/05/30
1
1,122,188 1,127,641
Severin Acquisition, LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.63% 08/01/27
1
750,000 753,986
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.96% 10/07/27
1
402,849 404,202
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
1
1,443,836 1,274,705
TIBCO Software, Inc.,
Term Loan A, 1st Lien
(SOFR plus 4.50%)
9.50% 09/29/28
1
312,350 305,396
Uber Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.13% 03/03/30
1
790,876 794,091
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 11/15/29
1
1,225,000 1,228,828

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Zoominfo LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.61% 02/28/30
1
$ 713,450 $ 718,505
46,917,826
Insurance — 2 .04%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
9.15% 02/15/27
1
1,429,654 1,429,275
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.22% 02/19/28
1
498,741 500,768
AssuredPartners, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.86% 02/12/27
1
1,228,741 1,233,041
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
1
762,166 760,020
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.72% 12/23/26
1
997,429 996,876
Term Loan B9, 1st Lien
(SOFR plus 3.36%)
8.72% 07/31/27
1
320,417 318,539
HUB International Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.37% 11/10/29
1
1,237,500 1,243,688
6,482,207
Materials — 3 .09%
American Rock Salt Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.47% 06/09/28
1
430,318 407,996
Archroma Finance Sarl,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
10.95% - 10.97% 06/30/27
1
247,503 236,056
Arsenal Aic Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.86% 08/19/30
1
553,280 556,392
Cyanco Intermediate 2 Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.11% 06/29/28
1
648,375 651,348
HB Fuller Co.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.83% 02/15/30
1
497,494 499,795
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.03%)
9.37% 07/03/28
1
$ 766,224 $ 697,647
LSF11 A5 HoldCo LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 10/15/28
1
726,285 729,012
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.96% 05/06/27
1
655,087 641,985
Nouryon Finance BV,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.47% 04/03/28
1
1,119,375 1,125,145
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(SOFR plus 4.26%)
9.64% 12/15/25
1
1,442,870 1,383,352
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.85%)
10.24% 10/15/25
1
1,524,790 1,046,768
Potters Borrower LP,
Term Loan, 1st Lien
(SOFR plus 4.10%)
9.45% 12/14/27
1
1,452,502 1,459,314
TMS International Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.55% 03/02/30
1
397,000 399,977
9,834,787
Office REITs — 0 .21%
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.68%)
8.12% 02/17/28
1
659,818 661,055
Retail — 4 .14%
1011778 BC Unlimited Liability Co.,
Term Loan B5, 1st Lien (Canada)
(SOFR plus 2.25%)
7.61% 09/23/30
1,2
997,423 999,023
American Airlines, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.01%)
10.43% 04/20/28
1
2,475,000 2,546,354
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.36% 02/03/29
1
400,000 402,626
Dave & Buster's, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.15% 06/29/29
1
996,875 1,001,147

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
EG America LLC,
Term Loan BC, 1st Lien
(SOFR plus 5.50%)
10.83% 02/07/28
1
$ 195,592 $ 191,680
IRB Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.46% 12/15/27
1
992,430 995,263
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.22% 03/15/28
1
1,483,477 1,487,030
MIC Glen LLC,
Term Loan, 1st Lien
(SOFR plus 3.36%)
8.72% 07/21/28
1
712,788 713,234
Peer Holding III BV,
Term Loan B4, 1st Lien (Netherlands)
(SOFR plus 3.25%)
8.58% 10/28/30
1,2
1,475,904 1,482,361
Tacala Investment Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.47% 02/05/27
1
1,157,147 1,163,326
Term Loan B, 2nd Lien
(SOFR plus 8.11%)
13.47% 02/04/28
1
735,000 735,231
Whatabrands LLC,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 08/03/28
1
1,467,538 1,471,867
13,189,142
Services — 10 .92%
Action Environmental Group, Inc. (The),
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.88% 10/05/30
1,6
683,987 687,407
AlixPartners LLP,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.22% 02/04/28
1
969,729 973,002
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.11% 05/12/28
1
249,375 249,940
Alterra Mountain Co.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 05/31/30
1
149,250 150,369
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.82% - 9.03% 02/15/29
1
1,718,800 1,722,668
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
API Group DE, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.97% 01/03/29
1
$ 499,023 $ 500,049
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.36%)
10.72% 06/29/28
1
241,282 237,662
Arcis Golf LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.72% 11/24/28
1
985,000 989,516
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 3.35%)
8.70% 03/06/25
1
145,404 137,277
Belron Finance U.S. LLC,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.68% 04/18/29
1,2
1,000,000 1,003,125
(SOFR plus 2.60%)
8.00% 04/18/29
1,2
1,069,625 1,072,968
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 03/06/28
1
494,911 481,920
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 12/08/28
1
982,402 984,858
Confluent Medical Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 02/16/29
1
733,163 733,163
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 11/02/29
1
1,437,150 1,442,539
Covanta Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.86% 11/30/28
1
450,549 451,006
(SOFR plus 3.00%)
8.36% 11/30/28
1
143,826 144,185
Term Loan C, 1st Lien
(SOFR plus 2.50%)
7.86% 11/30/28
1
34,350 34,385
(SOFR plus 3.00%)
8.36% 11/30/28
1
10,814 10,841
CRCI Longhorn Holdings, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.35%)
12.71% 08/10/26
1
505,676 485,449

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Creative Artists Agency, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.86% 11/27/28
1
$ 992,503 $ 997,842
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
1
578,368 574,754
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
1
1,253,132 1,245,299
GFL Environmental, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.50%)
7.91% 05/31/27
1,2
498,750 501,181
HomeServe USA Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.36% 10/21/30
1
674,699 677,651
Kuehg Corp.,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.35% 06/12/30
1
997,500 1,003,111
Lakeland Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 8.00%)
8.00% 09/25/27
1,4,5,7
677,334 524,934
Mavenir Systems, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
10.39% 08/18/28
1
638,625 451,827
NAB Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 2.90%)
8.25% 11/23/28
1
727,576 729,460
Neptune Bidco U.S., Inc.,
Term Loan A, 1st Lien
(SOFR plus 4.85%)
10.26% 10/11/28
1
572,125 523,903
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.51% 04/11/29
1
497,500 455,765
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 6.25%)
11.61% 03/06/28
1
972,730 953,884
Omnia Partners, LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.63% 07/19/30
1,8
1,063,623 1,071,605
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 12/15/28
1
965,710 960,582
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Prime Security Services Borrower, LLC,
Term Loan A, 1st Lien
(SOFR plus 2.35%)
7.69% 03/14/28
1
$ 1,496,876 $ 1,489,392
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
7.84% 10/11/30
1
169,737 170,439
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.36%)
10.72% 01/31/28
1
750,000 750,589
R1 RCM, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
8.34% 06/21/29
1
1,000,000 1,002,030
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.86% 11/14/30
1,9
904,762 909,005
Sabert Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.20% 12/16/26
1
330,734 333,423
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
9.21% 02/23/29
1
1,221,907 1,226,874
Signal Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.96% 04/03/28
1
496,183 444,580
Sotheby's,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.83% 01/15/27
1
250,000 247,709
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.36%)
7.72% 12/01/28
1,2
1,325,606 1,331,657
Trugreen LP,
Term Loan B, 2nd Lien
(SOFR plus 8.76%)
14.14% 11/02/28
1
500,000 385,418
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.46% 11/02/27
1
1,215,923 1,176,709
University Support Services, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 02/10/29
1
312,159 312,588
Verscend Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.47% 08/27/25
1
974,916 979,382

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 08/09/30
1
$ 523,810 $ 527,083
WW International, Inc.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.61%)
8.97% 04/13/28
1,2
445,000 317,247
34,768,252
Specialized REITs — 0 .63%
Greystar Real Estate Partners, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.12% 08/07/30
1
1,246,875 1,249,992
Iron Mountain Information Management LLC,
Term Loan B, 1st Lien
(SOFR plus 1.25%)
7.60% 01/31/31
1
768,293 769,495
2,019,487
Transportation — 0 .82%
Air Canada,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.14% 08/11/28
1
492,500 494,615
Kenan Advantage Group, Inc. (The),
Term Loan B1, 1st Lien
(SOFR plus 3.86%)
9.22% 03/24/26
1
744,246 742,880
United Airlines, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.56% 04/21/28
1
1,354,554 1,361,327
2,598,822
Total Bank Loans
(Cost $291,661,470) 287,910,638
CORPORATES — 2 .02% *
Automobile Components — 0 .15%
Allison Transmission, Inc.
3.75% 01/30/31
3
550,000 485,375
Communications — 0 .65%
Frontier Communications Holdings LLC
5.00% 05/01/28
3
500,000 462,377
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
3
500,000 480,000
6.00% 02/15/28
3
500,000 466,835
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,3
500,000 447,710
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Ziggo BV
(Netherlands)
4.88% 01/15/30
2,3
$ 250,000 $ 224,102
2,081,024
Entertainment — 0 .14%
WMG Acquisition Corp.
3.88% 07/15/30
3
500,000 453,750
Finance — 0 .30%
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
2,3
500,000 513,145
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25% 05/15/27 500,000 453,125
966,270
Health Care — 0 .17%
Grifols SA
(Spain)
4.75% 10/15/28
2,3
50,000 45,575
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
3
500,000 409,550
Prime Healthcare Services, Inc.
7.25% 11/01/25
3
100,000 97,923
553,048
Industrials — 0 .25%
Ball Corp.
3.13% 09/15/31 500,000 432,662
OT Merger Corp.
7.88% 10/15/29
3
500,000 303,208
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,3
50,000 50,000
785,870
Information Technology — 0 .10%
Central Parent, Inc./CDK Global, Inc.
7.25% 06/15/29
3
250,000 255,148
NCR Voyix Corp.
5.13% 04/15/29
3
50,000 47,642
302,790
Retail — 0 .20%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
2,3
500,000 462,500
Michaels Cos., Inc. (The)
7.88% 05/01/29
3
250,000 157,664
620,164

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services — 0 .06%
Waste Pro USA, Inc.
5.50% 02/15/26
3
$ 200,000 $ 192,726
Total Corporates
(Cost $6,509,436) 6,441,017
Total Bonds — 93 .29%
(Cost $300,792,822)
297,014,901
Issues Shares Value
COMMON STOCK — 0 .09%
Communications — 0 .09%
Intelsat Emergence SA
2,4,5,10
(Luxembourg) 9,683 280,812
Total Common Stock
(Cost $324,124)
WARRANT — 0 .00%
Entertainment — 0 .00%
Cineworld Group PLC
2,4,5,10
(United Kingdom) 229,579 —
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 3 .82%
Money Market Funds — 3 .82%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
11
2,726,045 2,726,045
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
11
9,450,000 9,450,000
Total Short-Term Investments
(Cost $12,176,045) 12,176,045
Total Investments - 97.20%
(Cost $313,292,991) 309,471,758
Net unrealized appreciation on unfunded commitments
- 0.00% 2,794
Cash and Other Assets, Less Liabilities - 2.80% 8,925,927
Net Assets - 100.00% $ 318,400,479
1
Floating rate security. The rate disclosed was in effect at December 31, 2023.
2
Foreign denominated security issued by foreign domiciled entity.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,852,871, which is 0.58% of total net assets.
6
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $103,111, at an interest rate of 9.86% and a maturity of October 05, 2030. The investment is accruing an unused commitment fee of
0.75% per annum.
7
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 13.25% payment-in-kind interest.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $100,666, at an interest rate of 9.61% and a maturity of July 19, 2030. The investment is accruing an unused commitment fee of
0.35% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $95,685, at an interest rate of 9.83% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.
10
Non-income producing security.
11
Represents the current yield as of December 31, 2023.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(LIBOR): London InterBank Offer Rate
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 12,176,045 $ — $ — $ 12,176,045
Long-Term Investments:
Asset-Backed Securities — 2,663,246 — 2,663,246
Bank Loans — 286,338,579 1,572,059 287,910,638
Common Stock — — 280,812 280,812
Corporates — 6,441,017 — 6,441,017
Unfunded Commitments Appreciation — 2,794 — 2,794
Warrant — — — —
Total $ 12,176,045 $ 295,445,636 $ 1,852,871 $ 309,474,552

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2023:
FLOATING RATE
INCOME FUND
BANK
LOANS
COMMON
STOCK TOTAL
Balance as of
April 1, 2023 $ 2,042,197 $ 251,212 $ 2,293,409
Accrued discounts/premiums 22,830 — 22,830
Realized (loss) (51,104) — (51,104)
Change in unrealized appreciation* 211,701 29,153 240,854
Purchases 482,524 447 482,971
Sales (750,671) — (750,671)
Transfers into Level 3** — — —
Transfers out of Level 3** (385,418) — (385,418)
Balance as of
December 31, 2023
$ 1,572,059 $ 280,812 $ 1,852,871
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $60,442 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $385,418 transferred from level 3 to level 2 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
FLOATING RATE INCOME
FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $1,572,059 Third-Party Vendor Vendor Prices $77.50 - $86.05 $83.20 Increase
Common Stock $280,812 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
Warrant $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Omnia Partners, LLC, Delayed-Draw Term Loan, 1st Lien July 2030 $ 100,666 $ 1,082
Action Environmental Group, Inc. (The), Delayed-Draw Term Loan, 1st
Lien October 2030 103,111 1,265
Ryan LLC, Delayed-Draw Term Loan, 1st Lien November 2030 95,685 447
Total Unfunded Commitments $ 299,462 $ 2,794